Supplemental Financial Statement Information (Schedule Of Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 463	$ 581	$ 836	$ 579
Accounts receivable from related companies	47	119
Other current assets	503	593
Total current assets	6,985	5,410
Property, Plant and Equipment, Net	53,253	46,784
Advances to and investments in unconsolidated affiliates	3,040	3,462	3,659
Intangible assets, net	5,489	4,896
Goodwill	5,170	5,485	5,871
OTHER NON-CURRENT ASSETS, net	816	711
Total assets	79,011	71,189	64,279
Accounts Payable, Current	3,502	2,274
Accounts payable to related companies	42	28
Interest payable	545	519
Accrued and other current liabilities	2,367	2,408
Total current liabilities	7,277	4,910
Long-term debt, less current maturities	42,608	36,837
Other non-current liabilities	1,055	1,002
COMMITMENTS AND CONTINGENCIES
General Partner	(3)	(2)
Common Unitholders (1,046,947,157 and 1,044,767,336 units authorized, issued and outstanding as of December 31, 2016 and 2015, respectively)	(1,871)	(952)
Class D Units (2,156,000 units authorized, issued and outstanding as of December 31, 2015)	0	22
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)	180	0
Accumulated other comprehensive loss	0	0
Total partners’ deficit	(1,694)	(932)
Total liabilities and equity	79,011	71,189
Parent Company [Member]
Cash and cash equivalents	2	1	$ 2	$ 8
Accounts receivable from related companies	55	34
Total current assets	57	35
Property, Plant and Equipment, Net	36	20
Advances to and investments in unconsolidated affiliates	5,088	5,764
Intangible assets, net	1	6
Goodwill	9	9
OTHER NON-CURRENT ASSETS, net	10	10
Total assets	5,201	5,844
Accounts Payable, Current	1	0
Accounts payable to related companies	22	111
Interest payable	66	66
Accrued and other current liabilities	3	1
Total current liabilities	92	178
Long-term debt, less current maturities	6,358	6,332
NOTE PAYABLE TO AFFILIATE	443	265
Other non-current liabilities	2	1
COMMITMENTS AND CONTINGENCIES
General Partner	(3)	(2)
Common Unitholders (1,046,947,157 and 1,044,767,336 units authorized, issued and outstanding as of December 31, 2016 and 2015, respectively)	(1,871)	(952)
Class D Units (2,156,000 units authorized, issued and outstanding as of December 31, 2015)	0	22
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)	180	0
Total partners’ deficit	(1,694)	(932)
Total liabilities and equity	$ 5,201	$ 5,844